Revenues - Schedule of Revenues (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Mobile application products and services [Member] CNY	Dec. 31, 2013 Mobile application products and services [Member] CNY	Dec. 31, 2012 Mobile application products and services [Member] CNY	Dec. 31, 2014 Mobile reading services [Member] CNY	Dec. 31, 2013 Mobile reading services [Member] CNY	Dec. 31, 2012 Mobile reading services [Member] CNY	Dec. 31, 2014 Mobile portal marketing services [Member] CNY	Dec. 31, 2013 Mobile portal marketing services [Member] CNY	Dec. 31, 2012 Mobile portal marketing services [Member] CNY	Dec. 31, 2014 Other revenues [Member] CNY	Dec. 31, 2013 Other revenues [Member] CNY	Dec. 31, 2012 Other revenues [Member] CNY
Revenue from External Customer [Line Items]
Revenues	$ 59,507,459	369,219,983	328,843,318	185,218,681	186,879,488	153,363,875	34,056,890	85,007,148	99,791,329	72,766,802	55,423,444	52,211,716	57,506,160	41,909,903	23,476,398	20,888,829